Intangible assets and goodwill - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) business	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Jan. 03, 2023
Intangible assets and goodwill
Goodwill impairment	$ 0	$ 0	$ 0
Period over which management has projected cash flows	3 years
Discount rates applied to cash flow projections	9.80%	9.50%	9.00%
Period over which management has projected cash flows, impairment valuations	5 years
Growth rates applied to cash flow projections	3.00%	3.00%	3.00%
Amount by which unit's recoverable amount exceeds its carrying amount	$ 100,000,000
Consideration transferred, acquisition-date fair value				$ 3,000,000
Goodwill	$ 1,926,000,000	$ 1,963,000,000
WillowTree
Intangible assets and goodwill
Ownership interest in businesses acquired					86.00%
Ownership interest maintained by acquired entity management					0.14
Consideration transferred, acquisition-date fair value		1,175,000,000
WillowTree | Written Put Options Related to Retained Equity Interests
Intangible assets and goodwill
Future exercise period	3 years
Aggregated individually immaterial business combinations
Intangible assets and goodwill
Consideration transferred, acquisition-date fair value		$ 2,000,000
Number of businesses acquired | business		2
Identifiable assets acquired		$ 799,000,000
Identifiable liabilities assumed		221,000,000
Goodwill		$ 599,000,000